Short-Term Borrowings	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 10 - SHORT-TERM BORROWINGS

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2017		At December 31, 2016
	Federal Funds Purchased	Short-term Borrowings	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$56,900	$—	$31,000
Maximum indebtedness during the year	20,000	115,050	20,000	70,400
Average balance during the year	119	38,825	116	10,483
Average rate paid during the year	1.68%	1.12%	0.86%	0.42%
Interest rate on year end balance	—	1.42%	—	0.64%

	At December 31, 2015
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$53,700
Maximum indebtedness during the year	—	64,700
Average balance during the year	69	26,880
Average rate paid during the year	0.53%	0.20%
Interest rate on year end balance	—	0.35%

Average balance during the year represent daily averages. Average interest rates represent interest expense divided by the related average balances.

These borrowing transactions can range from overnight to six months in maturity. The average maturity was one day at December 31, 2017, 2016 and 2015.